Movements in Equity - Analysis of Other Reserves (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other reserves, beginning balance		£ 1,448
Reclassification of cash flow hedges to income statement		4	£ 14	£ 12
Hedging gain/(loss) transferred to non-financial assets		36	9
Write-down of shares held by ESOP Trusts		0	0	0
Other reserves, ending balance		1,309	1,448
ESOP trust shares
Other reserves, beginning balance		(353)	(28)	(195)
Exchange adjustments		26	(36)	(1)
Transferred to income and expenses in the year on impairments of equity investments				168
Transferred to retained earnings in the year on disposal of equity investments		0	0	0
Reclassification of cash flow hedges to income statement		0
Hedging gain/(loss) transferred to non-financial assets		0
Balances derecognised on demerger			0
Net fair value movement in the year		0	0	0
Ordinary shares acquired by ESOP Trusts		(285)	(1,200)
Write-down of shares held by ESOP Trusts		324	911
Other reserves, ending balance		(288)	(353)	(28)
Fair value reserve
Other reserves, beginning balance		(308)	383	1,302
Exchange adjustments		(5)	28	0
Transferred to income and expenses in the year on impairments of equity investments				0
Transferred to retained earnings in the year on disposal of equity investments		33	(21)	(139)
Reclassification of cash flow hedges to income statement		0
Hedging gain/(loss) transferred to non-financial assets		0
Balances derecognised on demerger			0
Net fair value movement in the year		(230)	(698)	(780)
Ordinary shares acquired by ESOP Trusts		0	0
Write-down of shares held by ESOP Trusts		0	0
Other reserves, ending balance		(510)	(308)	383
Cash flow hedge reserve
Other reserves, beginning balance		(20)	(21)	(31)
Exchange adjustments		(2)	12	0
Transferred to income and expenses in the year on impairments of equity investments				0
Transferred to retained earnings in the year on disposal of equity investments		0	17	0
Reclassification of cash flow hedges to income statement		4
Hedging gain/(loss) transferred to non-financial assets		36
Balances derecognised on demerger			(169)
Net fair value movement in the year		(40)	141	10
Ordinary shares acquired by ESOP Trusts		0	0
Write-down of shares held by ESOP Trusts		0	0
Other reserves, ending balance		(22)	(20)	(21)
Other reserves
Other reserves, beginning balance		1,448	2,463	3,205
Exchange adjustments		19	4	(1)
Transferred to income and expenses in the year on impairments of equity investments				168
Transferred to retained earnings in the year on disposal of equity investments		33	(4)	(139)
Reclassification of cash flow hedges to income statement		4	14	12
Hedging gain/(loss) transferred to non-financial assets	[1]	36	9
Balances derecognised on demerger			(169)
Net fair value movement in the year		(270)	(557)	(770)
Ordinary shares acquired by ESOP Trusts		(285)	(1,200)
Write-down of shares held by ESOP Trusts	[1]	324	911	168
Other reserves, ending balance		1,309	1,448	2,463
Miscellaneous other reserves [member]
Other reserves, beginning balance		2,129	2,129	2,129
Exchange adjustments		0	0	0
Transferred to income and expenses in the year on impairments of equity investments				0
Transferred to retained earnings in the year on disposal of equity investments		0	0	0
Reclassification of cash flow hedges to income statement		0
Hedging gain/(loss) transferred to non-financial assets		0
Balances derecognised on demerger			0
Net fair value movement in the year		0	0	0
Ordinary shares acquired by ESOP Trusts		0	0
Write-down of shares held by ESOP Trusts		0	0
Other reserves, ending balance		£ 2,129	£ 2,129	£ 2,129

[1]	an analysis of Other reserves is presented as part of Note 38, ‘Movements in equity’.